31 Net Operating Revenue (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net operating revenue [line items]
Lease and rental revenue	R$ 176,452
Restated [Member]
Disclosure of net operating revenue [line items]
Lease and rental revenue		R$ 141,315	R$ 130,007
Equipment and framework [member]
Disclosure of net operating revenue [line items]
Lease and rental revenue	175,673
Equipment and framework [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Lease and rental revenue		140,053	128,734
Facilities sharing [member]
Disclosure of net operating revenue [line items]
Lease and rental revenue	415
Facilities sharing [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Lease and rental revenue		1,046	1,003
Real estate [member]
Disclosure of net operating revenue [line items]
Lease and rental revenue	R$ 364
Real estate [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Lease and rental revenue		R$ 216	R$ 270